Fees Summary	Aug. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 39,870,350
Previously Paid Amount	0.00
Total Fee Amount	5,506.10
Total Offset Amount	0.00
Net Fee	5,506.10
Narrative - Max Aggregate Offering Price	$ 39,870,350
Final Prospectus	true